Other Expense, Net - Summary of Restructuring Charges Related to Significant Plant (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 118	$ 187
Tax effect		(4)	(28)
Net loss attributable to Magna		114	159
Complete Vehicles [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]	58	55
Power and Vision [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[2]	51	104
Body Exteriors and Structures [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[3]	$ 9	$ 28

[1]	During 2025, the Company recorded $58 million [$58 million after tax] of charges related to rightsizing activities at two facilities in Europe.
[2]	During 2025, the Company recorded $41 million [$37 million after tax] of charges related to significant rightsizing activities and plant consolidations at facilities primarily in Europe, as well as $10 million [$10 million after tax] of equity losses related to the Company’s share of restructuring activities at an equity method investee.
[3]	During 2025, the Company recorded $9 million [$9 million after tax] of charges related to rightsizing activities at two facilities in Europe.